Description of Business (Details)	May 31, 2013 Navios Asia	Dec. 31, 2013 Navios Acquisition	Dec. 31, 2013 Navios Partners	Dec. 31, 2013 Navios Logistics	Oct. 09, 2013 Navios Europe
Related Party Transaction [Line Items]
Ownership percentage of Navios Holdings	51.00%	50.50%	21.60%	63.80%	47.50%
Ownership percentage of third party	49.00%
General partner interest of Navios Holdings			2.00%